Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Number
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPROTT FUNDS TRUST
Entity Central Index Key	0001728683
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Sprott Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Gold Miners ETF
Class Name	Sprott Gold Miners ETF
Trading Symbol	SGDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Gold Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/.
Expenses [Text Block]

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Gold Miners ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	5 YR	SINCE INCEPTION*
Sprott Gold Miners ETF (Net Asset Value)	4.34%	4.91%	1.40%
Sprott Gold Miners ETF (Market Price)	4.43%	4.96%	1.40%
MSCI All Country World Index (Benchmark)	19.38%	10.76%	8.43%
Solactive Gold Miners Custom Factors Index TR^ (Benchmark)	5.20%	5.95%	2.28%

* Fund inception July 14, 2014.

Performance Inception Date	Jul. 14, 2014
No Deduction of Taxes [Text Block]	Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any.
Updated Performance Information Location [Text Block]	Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.
Net Assets	$ 244,075,384
Holdings Count | Number	37
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$244,075,384
Number of Portfolio Holdings	37
Portfolio Turnover Rate	48%

Holdings [Text Block]
What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Junior Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Gold Miners ETF
Class Name	Sprott Junior Gold Miners ETF
Trading Symbol	SGDJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Junior Gold Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/
Expenses [Text Block]

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Junior Gold Miners ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	5 YR	SINCE INCEPTION*
Sprott Junior Gold Miners ETF (Net Asset Value)	16.18%	2.77%	4.32%
Sprott Junior Gold Miners ETF (Market Price)	15.07%	2.77%	4.27%
MSCI All Country World Index (Benchmark)	19.38%	10.76%	9.01%
Solactive Junior Gold Miners Custom Factors Index TR^ (Benchmark)	17.57%	3.62%	5.18%

* Fund inception March 30, 2015.

Performance Inception Date	Mar. 30, 2015
No Deduction of Taxes [Text Block]	Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any.
Updated Performance Information Location [Text Block]	Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.
Net Assets	$ 110,574,940
Holdings Count | Number	42
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$110,574,940
Number of Portfolio Holdings	42
Portfolio Turnover Rate	46%

Holdings [Text Block]
What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Energy Transition Materials ETF
Shareholder Report [Line Items]
Fund Name	Sprott Energy Transition Materials ETF
Class Name	Sprott Energy Transition Materials ETF
Trading Symbol	SETM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Energy Transition Materials ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813.
Additional Information Website	https://sprottetfs.com/
Expenses [Text Block]

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Energy Transition Materials ETF	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Energy Transition Materials ETF (Net Asset Value)	-0.85%	-10.42%
Sprott Energy Transition Materials ETF (Market Price)	-1.12%	-10.30%
MSCI All Country World Index (Benchmark)	19.38%	17.68%
Nasdaq Sprott Energy Transition Materials™ Index (Benchmark)	0.34%	-9.15%

* Fund inception February 1, 2023.

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any.
Updated Performance Information Location [Text Block]	Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.
Net Assets	$ 17,975,183
Holdings Count | Number	113
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$17,975,183
Number of Portfolio Holdings	113
Portfolio Turnover Rate	17%

Holdings [Text Block]
What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Lithium Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Lithium Miners ETF
Class Name	Sprott Lithium Miners ETF
Trading Symbol	LITP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Lithium Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/
Expenses [Text Block]

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Lithium Miners ETF	$26	0.65%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Lithium Miners ETF (Net Asset Value)	-56.86%	-47.97%
Sprott Lithium Miners ETF (Market Price)	-57.28%	-48.01%
MSCI All Country World Index (Benchmark)	19.38%	17.68%
Nasdaq Sprott Lithium Miners™ Index (Benchmark)	-57.36%	-48.23%

* Fund inception February 1, 2023.

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any.
Updated Performance Information Location [Text Block]	Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.
Net Assets	$ 5,560,091
Holdings Count | Number	45
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$5,560,091
Number of Portfolio Holdings	45
Portfolio Turnover Rate	28%

Holdings [Text Block]
What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
SPROTT URANIUM MINERS ETF
Shareholder Report [Line Items]
Fund Name	Sprott Uranium Miners ETF
Class Name	Sprott Uranium Miners ETF
Trading Symbol	URNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Uranium Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/
Expenses [Text Block]

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Uranium Miners ETF	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment
Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any.
Updated Performance Information Location [Text Block]	Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.
Net Assets	$ 1,678,546,160
Holdings Count | Number	40
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$1,678,546,160
Number of Portfolio Holdings	40
Portfolio Turnover Rate	6%

Holdings [Text Block]
What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Junior Uranium Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Uranium Miners ETF
Class Name	Sprott Junior Uranium Miners ETF
Trading Symbol	URNJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Junior Uranium Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/
Expenses [Text Block]

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Junior Uranium Miners ETF	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Uranium Miners ETF (Net Asset Value)	47.51%	16.74%
Sprott Junior Uranium Miners ETF (Market Price)	44.81%	15.51%
MSCI All Country World Index (Benchmark)	19.38%	17.68%
Nasdaq Sprott Junior Uranium Miners™ Index (Benchmark)	47.89%	17.39%

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any.
Updated Performance Information Location [Text Block]	Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.
Net Assets	$ 332,801,662
Holdings Count | Number	33
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$332,801,662
Number of Portfolio Holdings	33
Portfolio Turnover Rate	9%

Holdings [Text Block]
What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Junior Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Copper Miners ETF
Class Name	Sprott Junior Copper Miners ETF
Trading Symbol	COPJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Junior Copper Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/
Expenses [Text Block]

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Junior Copper Miners ETF	$41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Copper Miners ETF (Net Asset Value)	16.67%	7.25%
Sprott Junior Copper Miners ETF (Market Price)	16.01%	6.97%
MSCI All Country World Index (Benchmark)	19.38%	17.68%
Nasdaq Sprott Junior Copper Miners™ Index (Benchmark)	21.00%	9.92%

* Fund inception February 1, 2023.

Past performance does not guarantee future results. Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any
Updated Performance Information Location [Text Block]	Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.
Net Assets	$ 12,693,314
Holdings Count | Number	48
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$12,693,314
Number of Portfolio Holdings	48
Portfolio Turnover Rate	44%

Holdings [Text Block]
What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Nickel Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Nickel Miners ETF
Class Name	Sprott Nickel Miners ETF
Trading Symbol	NIKL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Nickel Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/
Expenses [Text Block]

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Nickel Miners ETF	$36	0.75%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Nickel Miners ETF (Net Asset Value)	-25.75%	-18.44%
Sprott Nickel Miners ETF (Market Price)	-26.36%	-18.73%
MSCI All Country World Index (Benchmark)	19.38%	23.38%
Nasdaq Sprott Nickel Miners™ Index (Benchmark)	-25.65%	-17.96%

* Fund inception March 21, 2023.

Performance Inception Date	Mar. 21, 2023
No Deduction of Taxes [Text Block]	Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any
Updated Performance Information Location [Text Block]	Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.
Net Assets	$ 12,433,779
Holdings Count | Number	26
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$12,433,779
Number of Portfolio Holdings	26
Portfolio Turnover Rate	43%

Holdings [Text Block]
What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Copper Miners ETF
Class Name	Sprott Copper Miners ETF
Trading Symbol	COPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Copper Miners ETF (the “Fund”) for the period of March 5, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813.
Additional Information Website	https://sprottetfs.com/
Expenses [Text Block]

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Copper Miners ETF	$24	0.65%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

SINCE INCEPTION*
Sprott Copper Miners ETF (Net Asset Value)	26.87%
Sprott Copper Miners ETF (Market Price)	27.17%
MSCI All Country World Index (Benchmark)	6.08%
Nasdaq Sprott Copper Miners™ Index (Benchmark)	26.87%

* Fund inception March 5, 2024.

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any.
Updated Performance Information Location [Text Block]	Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.
Net Assets	$ 26,229,047
Holdings Count | Number	54
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$26,229,047
Number of Portfolio Holdings	54
Portfolio Turnover Rate	21%

Holdings [Text Block]
What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes In and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Gold Equity Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Sprott Gold Equity Fund
Class Name	Institutional Class
Trading Symbol	SGDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprott.com/investment-strategies/sprott-gold-equity-fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Sprott Gold Equity Fund Institutional Class	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Net Assets	$ 831,639,779
Holdings Count | Number	59
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2024)
Net Assets	$831,639,779
Number of Holdings	59
Portfolio Turnover	8%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as a % of net assets as of June 30, 2024)

Top Sector (%)	Top Ten Issuers	(%)
	Gold Bullion	16.6%
	Invesco Treasury Portfolio	5.3%
	Agnico Eagle Mines Ltd.	4.9%
	Mount Vernon Liquid Assets
	Portfolio, LLC	4.4%
	Osisko Gold Royalties Ltd.	4.1%
	Osisko Mining, Inc.	4.0%
	SilverCrest Metals, Inc.	4.0%
	Torex Gold Resources, Inc.	3.8%
	Equinox Gold Corp.	3.7%
	OceanaGold Corp.	3.7%
Country Breakdown	(%)
Canada	53.8%
United States	31.6%
Australia	11.6%
Switzerland	2.0%
South Africa	1.6%
West Africa	1.1%
Mexico	0.8%
Bulgaria	0.7%
Turkey	0.6%
Mauritania	0.5%

Sprott Gold Equity Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Sprott Gold Equity Fund
Class Name	Investor Class
Trading Symbol	SGDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprott.com/investment-strategies/sprott-gold-equity-fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Sprott Gold Equity Fund Investor Class	$77	1.47%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.47%
Net Assets	$ 831,639,779
Holdings Count | Number	59
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2024)
Net Assets	$831,639,779
Number of Holdings	59
Portfolio Turnover	8%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as a % of net assets as of June 30, 2024)

Top Sector (%)	Top Ten Issuers	(%)
	Gold Bullion	16.6%
	Invesco Treasury Portfolio	5.3%
	Agnico Eagle Mines Ltd.	4.9%
	Mount Vernon Liquid Assets
	Portfolio, LLC	4.4%
	Osisko Gold Royalties Ltd.	4.1%
	Osisko Mining, Inc.	4.0%
	SilverCrest Metals, Inc.	4.0%
	Torex Gold Resources, Inc.	3.8%
	Equinox Gold Corp.	3.7%
	OceanaGold Corp.	3.7%
Country Breakdown	(%)
Canada	53.8%
United States	31.6%
Australia	11.6%
Switzerland	2.0%
South Africa	1.6%
West Africa	1.1%
Mexico	0.8%
Bulgaria	0.7%
Turkey	0.6%
Mauritania	0.5%